Other Accounts Payable And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses
	December 31,
	2012	2013

Employees and payroll accruals	$13,199	$13,085
Provision for warranty costs	4,801	2,985
Government authorities	5,507	4,609
Accrued expenses	9,676	20,312
Other accounts payables	2,907	4,535

	$36,090	$45,526